Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares	Dec. 31, 2015 TWD ($) $ / shares
OPERATING REVENUES	$ 290,441,208	$ 9,798,961	$ 274,884,107	$ 283,302,536
OPERATING COSTS	237,708,937	8,019,870	221,696,922	233,167,308
GROSS PROFIT	52,732,271	1,779,091	53,187,185	50,135,228
OPERATING EXPENSES
Selling and marketing expenses	3,308,992	111,639	3,473,586	3,588,472
General and administrative expenses	12,458,054	420,312	11,662,082	10,724,568
Research and development expenses	11,746,613	396,309	11,391,147	10,937,566
Total operating expenses	27,513,659	928,260	26,526,815	25,250,606
OTHER OPERATING INCOME AND EXPENSES, NET	108,556	3,662	(800,280)	(251,529)
PROFIT FROM OPERATIONS	25,327,168	854,493	25,860,090	24,633,093
NON-OPERATING INCOME AND EXPENSES
Other income	707,754	23,878	589,236	815,778
Other gains and losses	6,259,453	211,183	2,276,544	1,748,795
Finance costs	(1,799,494)	(60,712)	(2,261,075)	(2,312,143)
Share of the profit of associates and joint ventures	525,782	17,739	1,503,910	126,265
Total non-operating income and expenses	5,693,495	192,088	2,108,615	378,695
PROFIT BEFORE INCOME TAX	31,020,663	1,046,581	27,968,705	25,011,788
INCOME TAX EXPENSE	6,523,603	220,094	5,390,844	4,311,073
PROFIT FOR THE YEAR	24,497,060	826,487	22,577,861	20,700,715
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	205,344	6,928	(417,181)	(62,911)
Share of other comprehensive income of associates and joint ventures	7,249	245	(49,794)	(37,748)
Income tax relating to items that will not be reclassified subsequently	(51,217)	(1,728)	73,637	11,002
Items that will not be reclassified subsequently to profit or loss	161,376	5,445	(393,338)	(89,657)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(5,287,734)	(178,399)	(6,445,643)	(63,509)
Unrealized gain (loss) on available-for-sale financial assets	224,036	7,559	(248,599)	10,451
Share of other comprehensive income (loss) of associates and joint ventures	264,389	8,920	(871,679)	(4,832)
Items that may be reclassified subsequently to profit or loss	(4,799,309)	(161,920)	(7,565,921)	(57,890)
Other comprehensive loss for the year, net of income tax	(4,637,933)	(156,475)	(7,959,259)	(147,547)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	19,859,127	670,012	14,618,602	20,553,168
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	22,819,119	769,876	21,324,423	19,732,148
Non-controlling interests	1,677,941	56,611	1,253,438	968,567
PROFIT FOR THE YEAR	24,497,060	826,487	22,577,861	20,700,715
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	18,524,067	624,969	13,956,976	19,659,081
Non-controlling interests	1,335,060	45,043	661,626	894,087
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 19,859,127	$ 670,012	$ 14,618,602	$ 20,553,168
EARNINGS PER SHARE
Basic | (per share)	$ 2.80	$ 0.09	$ 2.78	$ 2.58
Diluted | (per share)	2.60	0.09	2.33	2.48
American depositary shares [member]
EARNINGS PER SHARE
Basic | (per share)	13.98	0.47	13.91	12.89
Diluted | (per share)	$ 12.98	$ 0.44	$ 11.64	$ 12.38